Customer Concentration - Schedule of Revenues from External Customers by Country (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Concentration Risk [Line Items]
Revenues from External Customers	$ 3,940	$ 4,695	$ 6,523	$ 6,126	$ 4,024
Geographic Concentration Risk [Member]
Concentration Risk [Line Items]
Revenues from External Customers			5,211	4,827	2,635
Geographic Concentration Risk [Member] | United States
Concentration Risk [Line Items]
Revenues from External Customers			2,039	1,580	1,161
Geographic Concentration Risk [Member] | India
Concentration Risk [Line Items]
Revenues from External Customers			1,113	981	0
Geographic Concentration Risk [Member] | South Korea
Concentration Risk [Line Items]
Revenues from External Customers			1,071	1,168	666
Geographic Concentration Risk [Member] | Ireland
Concentration Risk [Line Items]
Revenues from External Customers			988	1,098	787
Geographic Concentration Risk [Member] | Other countries
Concentration Risk [Line Items]
Revenues from External Customers			$ 0	$ 0	$ 21